Appendix 1 - Major Subsidiaries of CSI	12 Months Ended
Dec. 31, 2018
Appendix 1 - Major Subsidiaries of CSI
APPENDIX 1 - Major Subsidiaries of CSI

Appendix 1

Major Subsidiaries of CSI

The following table sets forth information concerning CSI’s major subsidiaries:

	Place and	Attributable
	Date	Equity
Subsidiary	of Incorporation	Interest Held	Principal Activity
CSI Solartronics (Changshu) Co., Ltd.	PRC	100%	Developing solar power project
	November 23, 2001
CSI Solar Technologies Inc.	PRC	100%	Sales and marketing of solar products
	August 8, 2003
CSI New Energy Holding Co., Ltd.	PRC	100%	Investment holding
	January 7, 2005
Canadian Solar Manufacturing (Luoyang) Inc.	PRC	100%	Manufacture of solar modules,
	February 24, 2006		ingots and wafers
Canadian Solar Manufacturing (Changshu) Inc.	PRC	100%	Production of solar modules
	August 1, 2006
CSI Cells Co., Ltd.	PRC	100%	Manufacture of solar cells
	August 23, 2006
Canadian Solar (USA) Inc.	USA	100%	Sales and marketing of modules
	June 8, 2007
Canadian Solar Japan K.K.	Japan	100%	Sales and marketing of modules
	June 21, 2009
Canadian Solar Solutions Inc.	Canada	100%	Developing solar power project and manufacture of solar modules
	June 22, 2009
CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")	PRC	100%	Investment holding and trading
	July 7, 2009
Canadian Solar EMEA GmbH	Germany	100%	Sales and marketing of modules
	August 21, 2009
Canadian Solar (Australia) Pty Limited	Australia	100%	Developing solar power project
	February 3, 2011
Canadian Solar International Limited	Hong Kong	100%	Sales and marketing of modules
	March 25, 2011
Canadian Solar O and M (Ontario) Inc.	Canada	100%	Solar farm operating and maintenance service
	May 10, 2011
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC	99.73%	Production of solar module materials
	August 17, 2011
Canadian Solar South East Asia Pte. Ltd.	Singapore	100%	Sales and marketing of modules
	September 19, 2011
Canadian Solar South Africa (Pty) Ltd	South Africa	100%	Sales and marketing of modules
	June 22, 2012
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.	Brazil	100%	Sales and marketing of solar modules, and provide solar energy solution to customer
	November 14, 2012
Canadian Solar Construction (USA) LLC	USA	100%	Solar farm operating and maintenance service
	May 20, 2014
Canadian Solar Projects K.K.	Japan	100%	Developing solar power project
	May 20, 2014
CSI&GCL Solar Manufacturing (Yan Cheng) Inc.	PRC	80%	Research and developing, manufacture and sales of solar cells, and solar power projects development
	May 29, 2014
Canadian Solar UK Ltd.	United Kingdom	100%	Sales and marketing of modules
	May 29, 2014
Canadian Solar UK Projects Ltd.	United Kingdom	100%	Developing solar power project
	August 29,2014
Changshu Tegu New Material Technology Co., Ltd.	PRC	100%	EVA solar packaging film research and development, production, and sales
	September 2, 2014
Changshu Tlian Co., Ltd.	PRC	100%	Junction box and connector research, development, production and sales
	December 26, 2014
Recurrent Energy Group Inc.	USA	100%	Developing solar power project
	January 22, 2015
Recurrent Energy, LLC	USA	100%	Developing solar power project
	March 31, 2015
PT. Canadian Solar Indonesia	Indonesia	67%	Production of solar modules
	February 26, 2015
Canadian Solar Manufacturing Vietnam Co., Ltd.	Vietnam	100%	Production of solar modules
	June 25, 2015
Canadian Solar Energy Private Limited	India	100%	Sales and marketing of modules
	May 06,2015
Canadian Solar MSS (Australia) Pty Ltd (formerly named/known as “Canadian Solar Australia 1 Pty Ltd.")	Australia	100%	Sales and marketing of modules
	August 03,2015
Canadian Solar Energy Holding Company Limited	Hong Kong	100%	Project investment, financing, trading of solar modules
	September 22, 2015
Canadian Solar Energy Singapore Pte. Ltd.	Singapore	100%	Development & Ownership of solar PV projects
	October 29, 2015
Canadian Solar Manufacturing (Thailand) Co.,Ltd.	Thailand	99.99992%	Cells and module production
	November 20,2015
Canadian Solar Sunenergy (Suzhou) Co., Ltd.	PRC	100%	Production of solar modules
	May 12, 2016
Canadian Solar Sunenergy (Baotou) Co., Ltd.	PRC	100%	Production of solar modules, ingots and wafers
	August 18, 2016
Canadian Solar Middle East DMCC	United Arab Emirates	100%	Sales and marketing of modules
	March 28, 2017
CSI Investment Management (SuZhou) Co., Ltd.	PRC	100%	Investment management & assets management
	May 05,2017
CSI Cells (Yancheng) Co., Ltd.	PRC	*	Production of solar cells
	May 18, 2017
CSI Modules (DaFeng) Co., Ltd.	PRC	**	Production of solar modules
	May 16, 2017
Suzhou Gaochuangte New Energy Development Co., Ltd.	PRC	80%	Design, engineering construction and management of solar power project
	June 12, 2017
Canadian Solar Construction (Australia) Pty Ltd	Australia	100%	Providing engineering, procurement and construction service
	July 04, 2017
CSUK Energy Systems Construction and Generation JSC	Turkey	100%	Construction of power plants generating electricity by utilizing renewable energy sources
	October 30, 2017
CSI Modules (JiaXing) Co., Ltd.	PRC	100%	Production of solar modules
	November 3, 2017
CSI Wafer (LuoYang) Co., Ltd.	PRC	100%	Production of solar cells and wafers
	November 27,2017
Canadian Solar Manufacturing Taiwan Co., Ltd.	PRC	100%	Production of solar modules
	December 05,2017
Canadian Solar Argentina Investment Holding Ltd	Argentina	100%	Developing solar power project
	January 23,2018
Changshu Xingu Photovoltaic Material Technology Co., Ltd.	PRC	100%	EVA solar packaging film research and development, production and sales
	March 19,2018

*      CSI Cells holds 52% equity rights of CSI Cells (Yancheng) Co., Ltd. A limited partnership fund, of which CSI Cells holds 37.33% shares as a limited partner and a wholly-owned subsidiary of CSI Solar Power Group Co., Ltd. holds 0.17% shares as a general partner, holds 48% equity rights of CSI Cells (Yancheng) Co., Ltd.

**    CSI Changshu Manufacturing holds 3.12% equity rights of CSI Modules (Dafeng) Co., Ltd. A limited partnership fund, of which CSI Changshu Manufacturing holds 20% shares as a limited partner and a wholly-owned subsidiary of CSI Solar Power Group Co., Ltd. holds 0.067% shares as a general partner, holds 96.88% equity rights of CSI Modules (Dafeng) Co., Ltd.